STOCKHOLDERS’ DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 14 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized preferred stock of 10,000,000 shares with a par value of $0.0001. As of March 31, 2025 and December 31, 2024, there were no shares of preferred stock issued and outstanding.

Common Stock

Class A Common Stock

The Class A Common Stock has voting rights of 1 vote per share and votes as a single class together with the Class B Common Stock.

Class B Common Stock

The Class B Common stock has voting rights of 25 votes per share, and votes as a single class together with the Class A Common Stock.

Equity Transactions During the Period

Class A Common Stock

During the three months ended March 31, 2025, the Company issued an aggregate of 662,000 shares of Class A Common Stock with a fair value of $2.50 per share to PIPE Convertible Note holders for conversion of an aggregate principal amount of $1,655,000 in PIPE Convertible Notes (See Note 9 – PIPE Convertible Notes).

During the three months ended March 31, 2025, the Company issued an aggregate of 2,402,420 shares of Class A Common Stock with fair values ranging from $0.34 - $0.60 per share to PIPE Convertible Note holders in lieu of cash for interest and make whole provisions (See Note 9 – PIPE Convertible Notes).

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Warrant Offerings

During the three months ended March 31, 2025, the Company did not issue any warrants.

Series A Warrants

On February 2, 2024, the Company issued five year immediately vested warrants to purchase an aggregate of 1,409,092 shares of the Company’s Class A Common Stock in association with the issuance of the PIPE Convertible Notes (the “Series A Warrants”). The Series A Warrants have an exercise price of $13.00 per share. The Series A Warrants had an aggregate grant date fair value of $126,819. The Series A Warrants met the definition of a liability per ASC 815 – Derivatives and Hedging.

In applying the Black-Scholes option pricing model to the Series A Warrants granted or issued, the Company used the following assumptions:

For the Three Months Ended March 31,
2024
Risk free interest rate	4.03%
Expected term (years)	5.00
Expected volatility	53.12%
Expected dividends	0.00%

The weighted average estimated fair value of the Series A Warrants granted during the three months ended March 31, 2024, was approximately $0.09 per share.

No Series A Warrants were issued during the three months ended March 31, 2025.

Series B Warrants

On February 2, 2024, the Company issued two-and-a-half-year immediately vested warrants to purchase an aggregate of 1,550,000 shares of the Company’s Class A Common Stock in association with the issuance of the PIPE Convertible Notes (the “Series B Warrants”). The Series B Warrants have an exercise price of $10.00 per share. The Series B Warrants had an aggregate grant date fair value of $15,500.

In applying the Black-Scholes option pricing model to the Series B Warrants granted or issued, the Company used the following assumptions:

For the Three Months Ended March 31,
2024
Risk free interest rate	4.14%
Expected term (years)	2.50
Expected volatility	49.40%
Expected dividends	0.00%

The weighted average estimated fair value of the Series B Warrants granted during the three months ended March 31, 2024, was approximately $0.01 per share.

No Series B Warrants were issued during the three months ended March 31, 2025.

A summary of the warrant activity during the three months ended March 31, 2025, is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, December 31, 2024	2,959,092	$11.43
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding, March 31, 2025	2,959,092	$11.43	2.5	$-

Exercisable, March 31, 2025	2,959,092	$11.43	2.5	$-

The following table presents information related to stock warrants at March 31, 2025:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$10.00	1,550,000	1.4	1,550,000
$13.00	1,409,092	3.9	1,409,092
	2,959,092		2,959,092

NOTE 17 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized preferred stock of 10,000,000 shares with a par value of $0.0001. As of December 31, 2024 and 2023, there were no shares of preferred stock issued and outstanding.

Pre-Merger Common Stock

During the year ended December 2023, TruGolf Nevada issued an aggregate of 821 shares of common stock with a fair value of $5,473 per share, to consultants for services rendered.

During the year ended December 2023, TruGolf Nevada issued an aggregate of 252 shares of common stock with a fair value of $5,473 per share, to two executives as compensation.

On December 31, 2023, TruGolf Nevada issued an aggregate of 717 shares of common stock with a fair value of $5,475 per share, to certain shareholders for conversion of notes payable and related accrued interest in the aggregate amount of $3,925,273.

Post-Merger Common Stock

Prior to the Merger, the TruGolf Nevada had 13,098 shares of common stock outstanding. As described in Note 2 – Business Combination and Purchase Price Allocation, based on the 13,098 TruGolf Nevada shares of common stock outstanding immediately prior to the closing of the Business Combination, the Exchange Ratio determined in accordance with the terms of the Merger Agreement is approximately 570.10:1. TruGolf issued 7,467,134 shares of New TruGolf common stock to legacy TruGolf Nevada shareholders in the Business Combination.

Upon the closing of the Business Combination, the ownership of TruGolf’s common stock was as follows:

	Accrual Redemptions
	Number of
	Shares Owned	% Ownership
TruGolf Nevada shareholders - Series A	5,750,274	43.4%
TruGolf Nevada shareholders - Series B	1,716,860	13.0%
Private Placement Investors(1)	571,450	4.3%
DMAQ Public stockholders(2)	1,460,077	11.0%
DMAQ Directors and officers	280,000	2.1%
DMAQ Sponsor(3)	3,162,500	23.9%
I-Bankers(4)	313,951	2.4%

Total	13,255,112	100%

(1)	DMAQ’s Insiders had an aggregate of 406,500 units, which contain 406,500 Private Placement Shares and 406,500 Private Rights. I-Bankers had an aggregate of 113,000 units, which contain 113,000 Private Placement Shares and 113,000 Private Rights. Each holder of a Private Right received one-tenth of one share of DMAQ Class A common stock upon consummation of the initial business combination. Private placement shares were the shares of DMAQ Class A common stock. The 519,500 shares of DMAQ Class A common stock and 519,500 Private Rights were exchanged for a total of 571,450 shares of New TruGolf Class A Common Stock upon the closing of the Business Combination.

(2)	Prior to and in connection with the approval of the Business Combination, holders of 378,744 DMAQ Class A Shares properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from the IPO. In addition, in connection with the January 26, 2024, meeting to amend certain provisions of DMA’s corporate documents allowing DMAQ to extend its existence, an additional 943 shares were redeemed, resulting in actual redemptions of 379,687 shares out of the total 574,764 shares of DMAQ common stock subject to redemption. Upon the closing of the Business Combination, 1,265,000 shares of New TruGolf Class A common stock were issued upon the conversion of 12,650,000 Public Rights.

(3)	In connection with the Business Combination, 3,162,500 shares of DMAQ Class A common stock held by the Sponsor and its affiliates were converted into 3,162,500 shares of New TruGolf Class A common stock.

(4)	Reflects the payment of the transaction fee pursuant to the BCMA Amendment due at Closing, which was paid to I-Bankers equal to (i) $2,000,000 in cash and (ii) 212,752 New TruGolf Class A Common Shares, and an aggregate of 101,200 Representative Shares issued in connection with the IPO were exchanged to New TruGolf Class A common stock upon the Closing.

Class A Common Stock

During the year ended December 31, 2024, the Company issued an aggregate of 723,068 shares of Class A Common Stock with fair values ranging from $0.52 - $0.98 per share to PIPE Convertible Note holders in lieu of cash for interest and make good provisions (See Note 11 – PIPE Convertible Notes).

During the year ended December 31, 2024, the Company issued and aggregate of 13,787,393 shares of Class A Common Stock with fair values ranging from $0.55 - $1.03 per share to PIPE Convertible Note holders for conversion of outstanding PIPE Convertible Notes and related accrued interest and make good provisions (See Note 11 – PIPE Convertible Notes).

Class B Common Stock

The Class B Common stock has voting rights of 25 votes per share, and votes as a single class together with the Class A Common Stock.

Outside of the 1,716,860 shares of Class B Common Stock issued in connection with the exchange of TruGolf Nevada shares of Class B Common Stock at the time of the Business Combination, no shares of Class B Common Stock were issued during the year ended December 31, 2024.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Warrant Offerings

During the year ended December 31, 2024, the Company issued 2 separate series of warrants as part of the PIPE Convertible Notes (see Note 11 – PIPE Convertible Notes); Series A Warrants and Series B Warrants.

Series A Warrants

In applying the Black-Scholes option pricing model to Series A Warrants granted or issued, the Company used the following assumptions:

December 31, 2024
Risk free interest rate	4.03%
Expected term (years)	5.00
Expected volatility	53.12%
Expected dividends	0.00%

On February 2, 2024, the Company issued five-year immediately vested warrants to purchase an aggregate of 1,409,092 shares of the Company’s Class A Common Stock in association with the issuance of the PIPE Convertible Notes (the “Series A Warrants”). The Series A Warrants have an exercise price of $13.00 per share. The Series A Warrants had an aggregate grant date fair value of $126,819. The Series A Warrants met the definition of a liability per ASC 815 – Derivatives and Hedging. See Note 18 – Derivative Liability for additional details.

The weighted average estimated fair value of the Series A Warrants granted during the year ended December 31, 2024, was approximately $0.09 per share.

Series B Warrants

In applying the Black-Scholes option pricing model to Series B Warrants granted or issued, the Company used the following assumptions:

December 31, 2024
Risk free interest rate	4.14%
Expected term (years)	2.50
Expected volatility	49.40%
Expected dividends	0.00%

On February 2, 2024, the Company issued two-and-a-half-year immediately vested warrants to purchase an aggregate of 1,550,000 shares of the Company’s Class A Common Stock in association with the issuance of the PIPE Convertible Notes (the “Series B Warrants”). The Series B Warrants have an exercise price of $10.00 per share. The Series B Warrants had an aggregate grant date fair value of $15,500. The Series B Warrants met the definition of a liability per ASC 815 – Derivatives and Hedging. See Note 18 – Derivative Liability for additional details.

The weighted average estimated fair value of the Series A Warrants granted during the year ended December 31, 2024, was approximately $0.01 per share.

A summary of the warrant activity during the year ended December 31, 2024 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, January 1, 2024	-	$-
Granted	2,959,092	11.43
Exercised	-	-
Forfeited	-	-
Outstanding, December 31, 2024	2,959,092	$11.43	2.8	$-

Exercisable, December 31, 2024	2,959,092	$11.43	2.8	$-

The following table presents information related to stock warrants at December 31, 2024:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$10.00	1,550,000	1.6	1,550,000
$13.00	1,409,092	4.1	1,409,092
	2,959,092		2,959,092